CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 809,837	$ 765,323	$ 660,928
Cost of Revenue	266,787	315,052	288,474
Gross Profit	543,050	450,271	372,454
Expenses
Marketing	127,862	135,336	108,810
Operations and technology	73,573	70,776	63,505
General and administrative	107,875	84,420	72,690
Depreciation and amortization	18,732	17,143	13,272
Total Expenses	328,042	307,675	258,277
Income from Operations	215,008	142,596	114,177
Interest expense, net	(38,474)	(19,788)	(20,996)
Foreign currency transaction loss	(35)	(1,176)	(342)
Income before Income Taxes	176,499	121,632	92,839
Provision for income taxes	64,828	43,594	33,967
Net Income	$ 111,671	$ 78,038	$ 58,872
Earnings per common share:
Basic	$ 3.38	$ 2.36	$ 1.78
Diluted	$ 3.38	$ 2.36	$ 1.78
Weighted average common shares outstanding:
Basic	33,000	33,000	33,000
Diluted	33,008	33,000	33,000